Biological Assets (Details) - Schedule of Changes in Agricultural Activity - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Grains [Member]
Biological Assets (Details) - Schedule of Changes in Agricultural Activity [Line Items]
Opening balance	R$ 67,358	R$ 64,554
Increases due to planting	506,817	378,588
Increases due to handling
Change in fair value	102,596	313,957
Reductions due to harvesting	(627,000)	(689,287)
Exchange variation	(2,545)	(454)
Ending Balance	47,226	67,358
Historical cost	53,161
Fair value	(5,935)
Total balance	47,226
Cotton [Member]
Biological Assets (Details) - Schedule of Changes in Agricultural Activity [Line Items]
Opening balance	15,347	13,862
Increases due to planting	72,136	31,543
Increases due to handling
Change in fair value	(3,631)	7,122
Reductions due to harvesting	(42,172)	(37,180)
Exchange variation	(584)
Ending Balance	41,096	15,347
Historical cost	36,939
Fair value	4,157
Total balance	41,096
Sugarcane [Member]
Biological Assets (Details) - Schedule of Changes in Agricultural Activity [Line Items]
Opening balance	172,560	120,346
Increases due to planting
Increases due to handling	225,866	216,424
Change in fair value	(6,903)	227,717
Reductions due to harvesting	(277,904)	(392,179)
Exchange variation	(1,196)	252
Ending Balance	112,423	R$ 172,560
Historical cost	69,272
Fair value	43,151
Total balance	R$ 112,423